Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.782.8380

Commonwealth Annuity and Life Insurance Company
a Goldman Sachs Company

SEMI-ANNUAL REPORT – 6/30/2009

FOR CONTRACT HOLDERS OF: SCUDDER GATEWAY CUSTOM

September 23, 2009

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Subj:	Separate Account KGC
1940 Act Registration Number: 811-7777
1933 Act Registration Numbers: 333-10283
CIK: 0001019146
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account KGC, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	896435	August 26, 2009
The Alger American Fund	832566	August 19, 2009
Credit Suisse Trust	941568	September 1, 2009
Dreyfus Investment Portfolios	1056707	August 14, 2009
The Dreyfus Socially Responsible Growth Fund, Inc.	890064	August 14, 2009
DWS Investment VIT Funds	1006373	August 21, 2009
DWS Variable Series I	764797	August 21, 2009
DWS Variable Series II	810573	August 28, 2009

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Vice President, General Counsel and Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772